Retirement Benefit Plans - Movements in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Balance, beginning of year	$ 8,162.9	$ 5,548.6	$ 5,066.2
Interest income	161.7	46.5	19.5
Remeasurement:
Return on plan assets (excluding amounts included in net interest expense)	16.2	429.9	73.3
Contributions from employer	953.6	2,723.2	821.4
Benefits paid from plan assets	(556.5)	(585.3)	(431.8)
Balance, end of year	$ 8,737.9	$ 8,162.9	$ 5,548.6